Other Non-Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Components of Other Non-Current Assets:
Operating lease right-of-use-assets	$ 6,140	$ 10,513
Other	10,644	3,672
Other non-current assets	644,747	141,665
Golar Artic Conversion
Components of Other Non-Current Assets:
Other	1,400
MK II FLNG
Components of Other Non-Current Assets:
Other	6,200
Oil
Components of Other Non-Current Assets:
Derivative instrument	163,666	127,480
Gas
Components of Other Non-Current Assets:
Derivative instrument	383,600	0
Interest rate swap
Components of Other Non-Current Assets:
Derivative instrument	57,616	0
Commodity swap
Components of Other Non-Current Assets:
Derivative instrument	$ 23,081	$ 0